Note B - Going Concern Matters (Details) - USD ($)	12 Months Ended		119 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2015
Details
Net loss	$ 973,512	$ 684,114	$ 6,957,840